S-K 1603(b) Conflicts of Interest	Jul. 24, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	The existence of financial and personal interests of one or more of ATII’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of himself, herself or themselves in determining to recommend that holders of ATII Ordinary Shares vote for the proposals. In addition, the Sponsor and ATII’s officers have interests in the Business Combination that may conflict with your interests as a holder of ATII Ordinary Shares.